UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3578

Aquila Funds Trust

(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2018
(unaudited)

Principal
Amount	Corporate Bonds (93.9%)	Value	(a)

	Consumer Discretionary (29.7%)

	Broadcast Services/Program (1.3%)
	Liberty Interactive LLC
$2,500,000	8.250%, 02/01/30	$2,689,063

	Cable/Satellite TV (2.4%)
	CCO Holdings LLC
5,000,000	5.750%, 01/15/24	5,075,000

	Casino Hotels (1.4%)
	Boyd Gaming Corp.
2,800,000	6.875%, 05/15/23	2,954,000

	Casino Services (2.5%)
	Eldorado Resorts, Inc.
2,350,000	7.000%, 08/01/23	2,486,300
2,650,000	6.000%, 04/01/25	2,689,750
		5,176,050

	Casinos & Gaming (4.0%)
	Jacobs Entertainment, Inc.
1,175,000	7.875%, 02/01/24 144A	1,245,500

	Pinnacle Entertainment, Inc.
1,600,000	5.625%, 05/01/24	1,672,000

	Scientific Games International, Inc.
5,000,000	10.000%, 12/01/22	5,384,375
		8,301,875

	Commercial Services (2.9%)
	Live Nation Entertainment, Inc.
2,000,000	4.875%, 11/01/24 144A	1,950,000

	The ServiceMaster Co. LLC
4,275,000	5.125%, 11/15/24 144A	4,136,063
		6,086,063

	Distribution/Wholesale (1.0%)
	LKQ Corp.
2,000,000	4.750%, 05/15/23	1,990,000

	Food - Catering (1.1%)
	Aramark Corp.
2,250,000	5.125%, 01/15/24	2,295,000

	Funeral Service & Related Items (0.5%)
	Service Corp. International
1,000,000	5.375%, 05/15/24	1,039,050

	Hotels & Motels (2.3%)
	ESH Hospitality, Inc.
3,750,000	5.250%, 05/01/25 144A	3,648,000

	Hilton Worldwide Finance LLC
1,100,000	4.625%, 04/01/25	1,098,625
		4,746,625

	Housewares (1.0%)
	American Greetings Corp.
2,000,000	7.875%, 02/15/25 144A	2,015,000

	Radio (2.4%)
	CBS Radio, Inc.
2,750,000	7.250%, 11/01/24 144A	2,801,563

	Sirius XM Radio, Inc.
2,175,000	5.375%, 04/15/25 144A	2,158,688
		4,960,251

	Resorts/Theme Parks (2.9%)
	Cedar Fair LP
4,000,000	5.375%, 06/01/24	4,055,000

	Six Flags Entertainment Corp.
2,000,000	4.875%, 07/31/24 144A	1,947,500
		6,002,500

	Retail - Automobile (1.0%)
	Asbury Automotive Group, Inc.
2,000,000	6.000%, 12/15/24	2,035,000

	Security Services (1.6%)
	APX Group, Inc.
3,400,000	8.750%, 12/01/20	3,417,000

	Theaters (1.4%)
	Cinemark Holdings, Inc.
1,600,000	5.125%, 12/15/22	1,628,000
1,200,000	4.875%, 06/01/23	1,184,760
		2,812,760

	Total Consumer Discretionary	61,595,237

	Consumer Staples (8.5%)

	Beverages - Non-Alcoholic (0.9%)
	Cott Holdings, Inc.
1,900,000	5.500%, 04/01/25 144A	1,876,250

	Consumer Products - Miscellaneous (0.7%)
	Central Garden & Pet Co.
1,500,000	6.125%, 11/15/23	1,565,625

	Distribution/Wholesale (2.1%)
	Performance Food Group Co.
4,250,000	5.500%, 06/01/24 144A	4,271,250

	Diversified Operations (0.7%)
	HRG Group, Inc.
1,500,000	7.750%, 01/15/22	1,560,938

	Food - Miscellaneous/Diversified (0.9%)
	Pinnacle Foods, Inc.
1,800,000	5.875%, 01/15/24	1,858,500

	Food - Retail (1.1%)
	Ingles Markets, Inc.
2,250,000	5.750%, 06/15/23	2,249,325

	Food - Wholesale/Distributors (2.1%)
	US Foods, Inc.
4,200,000	5.875%, 06/15/24 144A	4,294,500

	Total Consumer Staples	17,676,388

	Energy (8.3%)

	Midstream Oil & Gas (2.7%)
	Antero Midstream Partners LP
2,150,000	5.375%, 09/15/24	2,166,125

	Genesis Energy LP
1,450,000	6.000%, 05/15/23	1,428,250

	PBF Logistics LP/PBF Logistics Finance Corp.
2,000,000	6.875%, 05/15/23	2,025,000
		5,619,375

	Oil Company - Exploration & Production (3.8%)
	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
1,750,000	5.625%, 02/15/26 144A	1,719,375

	Jonah Energy LLC
2,000,000	7.250%, 10/15/25 144A	1,800,000

	PDC Energy, Inc.
2,100,000	6.125%, 09/15/24	2,142,000

	SM Energy Co.
2,150,000	6.125%, 11/15/22	2,150,000
		7,811,375

	Oil Refining & Marketing (1.8%)
	Calumet Specialty Products Partners LP/Calumet Finance Corp.
3,750,000	7.750%, 04/15/23	3,703,125

	Total Energy	17,133,875

	Financials (13.8%)

	Finance - Investment Banker/Broker (1.5%)
	LPL Holdings, Inc.
3,250,000	5.750%, 09/15/25 144A	3,208,400

	Financial Guarantee Insurance (0.8%)
	MGIC Investment Corp.
1,500,000	5.750%, 08/15/23	1,571,250

	REITS - Diversified (3.7%)
	CyrusOne LP/CyrusOne Finance Corp.
1,250,000	5.000%, 03/15/24	1,251,563

	Equinix, Inc.
1,300,000	5.375%, 05/15/27	1,319,500

	SBA Communications Corp.
3,500,000	4.875%, 09/01/24	3,430,000

	VICI Properties 1 LLC/VICI FC, Inc.
1,425,000	8.000%, 10/15/23	1,578,188
		7,579,251

	REITS - Healthcare (1.0%)
	MPT Operating Partnership LP
1,875,000	6.375%, 03/01/24	1,968,788

	REITS - Hotels (3.2%)
	Ryman Hospitality Properties
6,650,000	5.000%, 04/15/23	6,666,625

	REITS - Storage (3.6%)
	Iron Mountain, Inc.
7,750,000	5.750%, 08/15/24	7,507,813

	Total Financials	28,502,127

	Healthcare (3.9%)

	Medical Equipment (0.6%)
	Teleflex, Inc.
1,150,000	5.250%, 06/15/24	1,175,875

	Medical - Hospitals (1.8%)
	HCA Holdings, Inc.
3,850,000	5.375%, 02/01/25	3,859,625

	Medical - Nursing Homes (0.8%)
	Kindred Healthcare, Inc.
1,500,000	8.750%, 01/15/23	1,586,250

	Physical Therapy/Rehab Centers (0.7%)
	Encompass Health Corp.
1,500,000	5.750%, 11/01/24	1,526,250

	Total Healthcare	8,148,000

	Industrials (14.4%)

	Aerospace/Defense - Equipment (2.3%)
	KLX, Inc.
1,500,000	5.875%, 12/01/22 144A	1,545,450

	TransDigm, Inc.
3,250,000	6.000%, 07/15/22	3,315,000
		4,860,450

	Building - Heavy Construction (1.2%)
	Mastec, Inc.
2,500,000	4.875%, 03/15/23	2,475,000

	Distribution/Wholesale (1.1%)
	KAR Auction Services, Inc.
2,400,000	5.125%, 06/01/25 144A	2,388,000

	Engineering/R&D Services (1.2%)
	AECOM Technology Corp.
2,325,000	5.875%, 10/15/24	2,432,531

	Machinery - Construction & Mining (1.0%)
	Blueline Rental Finance Corp./Blueline Rental LLC
2,000,000	9.250%, 03/15/24 144A	2,144,360

	Printing - Commercial (1.2%)
	Quad/Graphics, Inc.
2,325,000	7.000%, 05/01/22	2,406,375

	Rental Auto/Equipment (0.7%)
	United Rentals North America, Inc.
1,425,000	5.750%, 11/15/24	1,483,496

	Rubber/Plastic Products (0.9%)
	Gates Global LLC/ Gates Global Co.
1,750,000	6.000%, 07/15/22 144A	1,778,438

	Security Services (0.7%)
	ADT Corp.
1,475,000	4.125%, 06/15/23	1,386,500

	Transportion - Truck (1.5%)
	XPO Logistics, Inc.
3,000,000	6.500%, 06/15/22 144A	3,093,750

	Waste Management (2.6%)
	Advanced Disposal Services, Inc.
5,250,000	5.625%, 11/15/24 144A	5,302,500

	Total Industrials	29,751,400

	Information Technology (6.6%)

	Computer Software (1.0%)
	SS&C Technologies Holdings, Inc.
1,850,000	5.875%, 07/15/23	1,948,975

	Computers (1.0%)
	Dell International LLC/EMC Corp.
1,975,000	7.125%, 06/15/24 144A	2,112,203

	Data Processing/Management (1.5%)
	First Data Corp.
3,150,000	5.750%, 01/15/24 144A	3,169,688

	Office Automation & Equipment (0.4%)
	CDW Corp.
900,000	5.000%, 09/01/23	912,465

	Telecommunication Equipment (2.0%)
	Anixter, Inc.
1,000,000	5.625%, 05/01/19	1,021,250

	Commscope Technologies LLC
2,900,000	6.000%, 06/15/25 144A	3,017,450
		4,038,700

	Wireless Equipment (0.7%)
	ViaSat, Inc.
1,475,000	5.625%, 09/15/25 144A	1,420,130

	Total Information Technology	13,602,161

	Materials (3.0%)

	Building & Construction Products - Misc. (1.2%)
	Summit Materials LLC
2,425,000	6.125%, 07/15/23	2,473,500

	Containers - Paper/Plastic (1.2%)
	Berry Plastics Corp.
2,325,000	5.125%, 07/15/23	2,351,226

	Garden Products (0.6%)
	Scotts Miracle-Gro Co.
1,250,000	6.000%, 10/15/23	1,312,500

	Total Materials	6,137,226

	Telecommunication Services (5.7%)

	Cellular Telecom (1.9%)
	Sprint Communications, Inc.
2,200,000	6.000%, 11/15/22	2,158,750

	T-Mobile USA, Inc.
1,650,000	6.000%, 04/15/24	1,718,640
		3,877,390

	Internet Connectivity Services (2.2%)
	Zayo Group LLC/Zayo Capital, Inc.
3,375,000	6.000%, 04/01/23	3,467,813
1,000,000	6.375%, 05/15/25	1,035,000
		4,502,813

	Satellite Telecom (0.7%)
	Hughes Satellite Systems Corp.
1,425,000	7.625%, 06/15/21	1,529,267

	Telecom Services (0.9%)
	GCI, Inc.
1,775,000	6.875%, 04/15/25		1,859,313

	Total Telecommunication Services		11,768,783

	Total Corporate Bonds (cost $197,842,707)		194,315,197

Shares	Short-Term Investment (3.0%)

6,300,592	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 1.49%* (cost $6,300,592)		6,300,592

	Total Investments (cost $204,143,299- note b)	96.9%	200,615,789
	Other assets less liabilities	3.1	6,377,681
	Net Assets	100.0%	$206,993,470

Percent of
Corporate
Portfolio Distribution	Bonds
Aerospace/Defense - Equipment	2.5%
Beverages - Non-Alcoholic	1.0
Broadcast Services/Program	1.4
Building & Construction Products - Misc.	1.3
Building - Heavy Construction	1.3
Cable/Satellite TV	2.6
Casino Hotels	1.5
Casino Services	2.7
Casinos & Gaming	4.3
Cellular Telecom	2.0
Commercial Services	3.1
Computer Software	1.0
Computers	1.1
Consumer Products - Miscellaneous	0.8
Containers - Paper/Plastic	1.2
Data Processing/Management	1.6
Distribution/Wholesale	4.4
Diversified Operations	0.8
Engineering/R&D Services	1.3
Finance - Investment Banker/Broker	1.6
Financial Guarantee Insurance	0.8
Food - Catering	1.2
Food - Miscellaneous/Diversified	1.0
Food - Retail	1.2
Food - Wholesale/Distributors	2.2
Funeral Service & Related Items	0.5
Garden Products	0.7
Hotels & Motels	2.4
Housewares	1.0
Internet Connectivity Services	2.3
Machinery - Construction & Mining	1.1
Medical Equipment	0.6
Medical - Hospitals	2.0
Medical - Nursing Homes	0.8
Midstream Oil & Gas	2.9
Office Automation & Equipment	0.5
Oil Company - Exploration & Production	4.0
Oil Refining & Marketing	1.9
Physical Therapy/Rehab Centers	0.8
Printing - Commercial	1.2
Radio	2.6
REITS - Diversified	3.9
REITS - Healthcare	1.0
REITS - Hotels	3.4
REITS - Storage	3.9
Rental Auto/Equipment	0.8
Resorts/Theme Parks	3.1
Retail - Automobile	1.0
Rubber/Plastic Products	0.9
Satellite Telecom	0.8
Security Services	2.5

Telecom Services	1.0
Telecommunication Equipment	2.1
Theaters	1.4
Transportation - Truck	1.6
Waste Management	2.7
Wireless Equipment	0.7
100.0%

* The rate is an annualized seven-day yield at period end.

Note: 144A - Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2018
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2018, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $204,143,305 amounted to $3,527,516, which consisted of aggregate gross unrealized appreciation of $397,241 and aggregate gross unrealized depreciation of $3,924,757.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2018:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices
Short-Term Investment	$6,300,592
Level 2 – Other Significant Observable Inputs:
Corporate Obligations	194,315,197
Level 3 – Significant Unobservable Inputs	—
Total	$200,615,789
+See schedule of investments for a detailed listing of securities.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2018
(unaudited)

		Market
Shares	Common Stocks (95.9%)	Value	(a)

	Consumer Discretionary (23.4%)

	Cable/Satellite TV (0.7%)
12,527	Charter Communications, Inc.+	$3,898,653

	Casino Hotels (1.2%)
72,781	Boyd Gaming Corp.	2,318,803
33,319	Las Vegas Sands Corp.	2,395,636
16,135	MGM Resorts International	565,048
4,382	Wynn Resorts Ltd.	799,102
		6,078,589

	Casino Services (1.0%)
165,482	Eldorado Resorts, Inc.+	5,460,906

	Casinos & Gaming (1.2%)
152,825	Scientific Games Corp.+	6,357,520

	Commercial Services (3.0%)
212,117	Live Nation Entertainment, Inc.+	8,938,610
141,182	ServiceMaster Global Holdings, Inc.+	7,179,105
		16,117,715

	Cruise Lines (1.6%)
159,505	Norwegian Cruise Line Holdings Ltd.+	8,448,980

	Distribution/Wholesale (1.8%)
251,208	LKQ Corp.+	9,533,344

	Food - Catering (1.5%)
197,733	Aramark Corp.	7,822,317

	Funeral Service & Related Items (1.8%)
249,853	Service Corp. International	9,429,452

	Hotels & Motels (3.8%)
410,470	Extended Stay America, Inc.	8,114,992
110,634	Hilton Worldwide Holdings, Inc.	8,713,534
10,344	Hyatt Hotels Corp.	788,833
21,700	Wyndham Worldwide Corp.	2,483,131
		20,100,490

	Professional Sports (0.1%)
3,200	Madison Square Garden Co.+	786,560

	Racetracks (1.1%)
22,871	Churchill Downs, Inc.	5,581,668

	Radio (1.6%)
205,482	Liberty SiriusXM Group - C+	8,393,940

	Recreational Centers (0.3%)
41,997	Planet Fitness, Inc.+	1,586,227

	Resorts/Theme Parks (1.6%)
135,287	Six Flags Entertainment Corp.	8,422,969

	Retail - Restaurants (0.8%)
18,362	Domino's Pizza, Inc.	4,288,629

	Schools (0.3%)
15,953	Bright Horizons Family Solutions, Inc.+	1,590,833

	Total Consumer Discretionary	123,898,792

	Consumer Staples (7.5%)

	Beverages - Non-Alcoholic (1.3%)
456,201	Cott Beverages, Inc.	6,715,279

	Beverages - Wine/Spirits (1.9%)
44,261	Constellation Brands, Inc.	10,087,967

	Distribution/Wholesale (1.7%)
299,638	Performance Food Group Co.+	8,944,194

	Food - Miscellaneous/Diversified (0.9%)
94,268	Pinnacle Foods, Inc.	5,099,899

	Food - Wholesale/Distributors (1.7%)
273,080	US Foods Holding Corp.+	8,948,832

	Total Consumer Staples	39,796,171

	Energy (0.7%)

	Pipelines (0.7%)
66,809	Oneok, Inc.	3,802,768

	Financials (10.6%)

	Commercial Banks (0.9%)
61,013	Citizens Financial Group, Inc.	2,561,326
9,529	SVB Financial Group+	2,287,055
		4,848,381

	Commercial Services - Finance (0.2%)
8,155	Moody's Corp.	1,315,402

	Decision Support Software (0.8%)
26,889	MSCI, Inc.	4,019,099

	Finance - Investment Banker/Broker (2.9%)
147,774	LPL Financial Holdings, Inc.	9,024,558
25,966	Raymond James Financial, Inc.	2,321,620
66,244	TD Ameritrade Holding Corp.	3,923,632
		15,269,810

	Finance - Other Services (0.4%)
24,784	Nasdaq, Inc.	2,136,876

	Property/Casualty Insurance (0.8%)
66,861	Progressive Corp.+	4,073,841

	Real Estate Management/Service (2.1%)
178,680	CBRE Group, Inc.+	8,437,270
15,426	Jones Lang Lasalle, Inc.+	2,693,997
		11,131,267

	REITS - Diversified (1.2%)
59,592	Crown Castle International Corp.	6,531,879

	REITS - Hotels (1.1%)
72,263	Ryman Hospitality Properties	5,596,769

	Super-Regional Banks - US (0.2%)
19,290	SunTrust Banks, Inc.	1,312,492

	Total Financials	56,235,816

	Healthcare (4.4%)

	Drug Delivery Systems (1.0%)
127,848	Catalent, Inc.+	5,249,439

	Medical Labs & Testing Services (0.3%)
7,353	Charles River Laboratories International, Inc.+	784,859
4,700	Laboratory Corp. of America Holdings	760,225
		1,545,084

	Medical Equipment (1.8%)
36,986	Teleflex, Inc.	9,430,690

	Medical Products (0.5%)
10,441	Cooper Companies, Inc.	2,389,005

	Medical - Biomedical/Gene (0.1%)
3,064	Bio-Rad Laboratories, Inc.+	766,245

	Medical - Drugs (0.3%)
19,294	Zoetis, Inc.+	1,611,242

	Medical - Hospitals (0.1%)
8,055	HCA Healthcare, Inc.	781,335

	Physical Therapy/Rehab Centers (0.3%)
27,499	Encompass Health Corp.	1,572,118

	Total Healthcare	23,345,158

	Industrials (23.1%)

	Aerospace/Defense - Equipment (3.0%)
26,714	Harris Corp.	4,308,434
19,221	L3 Technologies, Inc.	3,997,968
23,908	TransDigm Group, Inc.	7,338,322
		15,644,724

	Commercial Services (0.3%)
4,384	CoStar Group, Inc.	1,589,989

	Commercial Services - Finance (3.7%)
185,394	IHS Markit Ltd.+	8,943,407
187,934	TransUnion+	10,670,893
		19,614,300
	Consulting Services (0.3%)
15,303	Verisk Analytics, Inc.+	1,591,512

	Distribution/Wholesale (3.0%)
183,671	HD Supply Holdings, Inc.+	6,968,478
166,186	KAR Auction Services, Inc.	9,007,281
		15,975,759

	Diversified Manufacturing Operations (0.5%)
25,690	Dover Corp.	2,523,272

	Electronic Component - Miscellaneous (1.6%)
168,692	Sensata Technologies Holding PLC+	8,743,306

	Engineering/R&D Services (1.3%)
192,552	AECOM Technology Corp.+	6,860,628

	Machinery - Electric Utility (0.5%)
40,487	BWX Technologies, Inc.	2,572,139

	Machinery - Pumps (0.5%)
32,946	Xylem, Inc.	2,534,206

	Rental Auto/Equipment (1.7%)
52,612	United Rentals, Inc.+	9,087,671

	Transportation - Rail (0.8%)
37,477	Kansas City Southern	4,116,848

	Transportation - Truck (2.1%)
111,964	XPO Logistics, Inc.+	11,399,055

	Waste Management (3.8%)
118,248	Advanced Disposal Services, Inc.+	2,634,565
144,767	Republic Services, Inc.	9,587,918
110,234	Waste Connections, Inc.	7,908,187
		20,130,670

	Total Industrials	122,384,079

	Information Technology (19.7%)

	Applications Software (2.0%)
81,840	CDK Global, Inc.	5,183,746
9,134	Intuit, Inc.	1,583,379
50,250	PTC, Inc.+	3,920,003
		10,687,128

	Commercial Services - Finance (3.0%)
7,909	FleetCor Technologies, Inc.+	1,601,573
85,848	Global Payments, Inc.	9,573,769
55,793	Worldpay, Inc.+	4,588,416
		15,763,758

	Computer Software (1.9%)
188,922	SS&C Technologies Holdings, Inc.	10,133,776

	Computers (1.6%)
107,365	Dell Technologies, Inc.+	7,860,192
43,400	Hewlett Packard Enterprise Co.	761,236
		8,621,428

	Data Processing/Management (2.7%)
14,579	Broadridge Financial Solutions, Inc.	1,599,171
87,686	Fidelity National Information Services, Inc.	8,444,162
244,807	First Data Corp.+	3,916,912
		13,960,245

	E-Commerce/Services (1.5%)
24,218	IAC/InterActiveCorp+	3,787,211
88,310	Match Group, Inc.+	3,924,496
		7,711,707

	Electronic Component - Semiconductor (1.1%)
21,543	Broadcom Corp.	5,076,608
11,000	Xilinx, Inc.	794,640
		5,871,248

	Internet Security (0.3%)
8,666	Palo Alto Networks, Inc.+		1,573,052

	Office Automation & Equipment (1.7%)
129,864	CDW Corp.		9,130,738

	Semiconductor Components - Integrated Circuits (0.7%)
220,638	Cypress Semiconductor Corp.		3,742,020

	Telecommunication Equipment (1.9%)
250,532	Commscope Holding Co., Inc.+		10,013,764

	Web Hosting/Design (0.5%)
23,116	VeriSign, Inc.+		2,740,633

	Wireless Equipment (0.8%)
62,633	ViaSat, Inc.+		4,116,241

	Total Information Technology		104,065,738

	Materials (5.2%)

	Building & Construction Products - Misc. (1.1%)
191,789	Summit Materials, Inc.+		5,807,371

	Containers - Metal/Glass (1.4%)
181,218	Ball Corp.		7,196,167

	Containers - Paper/Plastic (2.7%)
165,351	Berry Plastics Corp.+		9,062,888
354,171	Graphic Packaging International, Inc.		5,436,525
			14,499,413

	Total Materials		27,502,951

	Telecommunication Services (1.3%)

	Internet Connectivity Services (1.3%)
195,415	Zayo Group Holdings, Inc.+		6,675,376

	Total Common Stocks (cost $393,746,550)		507,706,849

Shares	Short-Term Investment (6.0%)

31,512,795	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 1.49%* (cost $31,512,795)		31,512,795

	Total Investments (cost $425,259,345 - note b)	101.9%	539,219,644
	Other assets less liabilities	(1.9)	(10,151,763)
	Net Assets	100.0%	$529,067,881

	+ Non-income producing security.

	* The rate is an annualized seven-day yield at period end.

Percent of
Common
Portfolio Distribution	Stocks
Aerospace/Defense - Equipment	3.1%
Applications Software	2.1
Beverages - Non-Alcoholic	1.3
Beverages - Wine/Spirits	2.0
Building & Construction Products - Misc.	1.1
Cable/Satellite TV	0.8
Casino Hotels	1.2
Casino Services	1.1
Casinos & Gaming	1.2
Commercial Banks	1.0
Commercial Services	3.5
Commercial Services -Finance	7.2
Computer Software	2.0
Computers	1.7
Consulting Services	0.3
Containers - Metal/Glass	1.4
Containers - Paper/Plastic	2.9
Cruise Lines	1.7
Data Processing/Management	2.7
Decision Support Software	0.8
Distribution/Wholesale	6.8
Diversified Manufacturing Operations	0.5
Drug Delivery Systems	1.0
E-Commerce/Services	1.5
Electronic Component - Miscellaneous	1.7
Electronic Component - Semiconductor	1.2
Engineering/R&D Services	1.4
Finance - Investment Banker/Broker	3.0
Finance - Other Services	0.4
Food - Catering	1.5
Food - Miscellaneous/Diversified	1.0
Food - Wholesale/Distributors	1.8
Funeral Service & Related Items	1.9
Hotels & Motels	4.0
Internet Connectivity Services	1.3
Internet Security	0.3
Machinery - Electric Utility	0.5
Machinery - Pumps	0.5
Medical - Biomedical/Gene	0.1
Medical - Drugs	0.3
Medical - Hospitals	0.2
Medical Equipment	1.9
Medical Labs & Testing Services	0.3
Medical Products	0.5
Office Automation & Equipment	1.8
Physical Therapy/Rehab Centers	0.3
Pipelines	0.7
Professional Sports	0.2
Property/Casualty Insurance	0.8
Racetracks	1.1
Radio	1.6
Real Estate Management/Service	2.2
Recreational Centers	0.3
REITS - Diversified	1.3
REITS - Hotels	1.1
Rental Auto/Equipment	1.8
Resorts/Theme Parks	1.7
Retail - Restaurants	0.8
Schools	0.3
Semiconductor Components - Integrated Circuits	0.7
Super-Regional Banks - US	0.3
Telecommunication Equipment	2.0
Transportation - Rail	0.8

Transportation - Truck	2.2
Waste Management	4.0
Web Hosting/Design	0.5
Wireless Equipment	0.8
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2018
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2018 , the net unrealized appreciation on investments, based on cost for federal income tax purposes of $426,331,507 amounted to $112,888,137, which consisted of aggregate gross unrealized appreciation of $116,811,021 and aggregate gross unrealized depreciation of $3,922,884.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2018:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices:
Common Stocks and Short-Term Investment	$539,219,644
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$539,219,644
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA FUNDS TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
May 22, 2018

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 22, 2018